Staff expenses - Summary of number of employees (Details) - eMPLOYEE	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total average number of internal employees at full time equivalent basis	61,121	59,434	57,569
Netherlands
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total average number of internal employees at full time equivalent basis	14,821	14,449	14,488
Rest of the world
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total average number of internal employees at full time equivalent basis	46,301	44,985	43,081